Segment Information - Schedule of Allocation of Total Revenue by Country (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Russia entities [Member]
Total revenue, net	5,563,962		5,727,424		4,803,407
Europe [Member]
Total revenue, net	1,976,550		2,676,151		1,839,543
Asia [Member]
Total revenue, net	1,681,242		1,557,307		1,271,586
CIS [Member]
Total revenue, net	1,026,929		1,030,807		646,371
Middle East [Member]
Total revenue, net	670,808		916,088		908,694
USA [Member]
Total revenue, net	137,385		238,812		97,371
Other regions [Member]
Total revenue, net	$ 218,057		$ 394,556		$ 179,674

[1]	See Note 24